Cost of Sales - Depreciation and Amortization (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Depreciation and amortisation expense [abstract]
Depreciation of tangible assets	$ 32,028	$ 29,611	$ 31,296
Depreciation of RoU asset	157	149	148
Amortization of intangible assets	2,772	2,773	2,773
Total	$ 34,957	$ 32,533	$ 34,217